Notes Payable (Details)	3 Months Ended						12 Months Ended
	Dec. 31, 2018 USD ($) borrowing	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) borrowing	Sep. 30, 2017 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2018 USD ($) borrowing	Dec. 31, 2017 USD ($) borrowing
London Interbank Offered Rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate						1.00%
London Interbank Offered Rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate						1.625%
Agent Bank’s Prime Rate, The Federal Funds Effective Rate Or London Interbank Offered Rate (LIBOR) | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate						0.00%
Agent Bank’s Prime Rate, The Federal Funds Effective Rate Or London Interbank Offered Rate (LIBOR) | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate						0.625%
Uncommitted Credit Facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 300,000,000						$ 300,000,000
Borrowings outstanding	0						0
Available borrowing capacity	300,000,000						300,000,000
Revolving Credit Facility | Unsecured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity						$ 2,000,000,000.0
Credit facility, term						5 years
Draw downs from lines of credit					$ 800,000,000
Borrowings outstanding	0						0
Interest rate during period					2.36%
Available borrowing capacity	2,000,000,000.0						2,000,000,000.0
Accordion feature, increase in maximum borrowing capacity						$ 500,000,000
Revolving Credit Facility | London Interbank Offered Rate | Unsecured Debt
Line of Credit Facility [Line Items]
Basis spread on variable rate					1.125%
Letter of Credit Sub-Facility | Unsecured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity						150,000,000
Swingline Sub-Facility | Unsecured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity						$ 150,000,000
Unsecured Debt | Delayed-Draw Term Loan Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 5,000,000,000.0			$ 3,000,000,000.0			$ 5,000,000,000.0	$ 3,000,000,000.0
Credit facility, term	364 days			364 days
Maximum number of borrowings | borrowing	4			3			4	3
Draw downs from lines of credit			$ 2,000,000,000.0
Borrowings outstanding	$ 2,000,000,000.0			$ 1,000,000,000.0			$ 2,000,000,000.0	$ 1,000,000,000.0
Repayments of lines of credit		$ 1,000,000,000.0
Interest rate during period				2.78%			3.34%
Interest and debt expense							$ 72,000,000
Available borrowing capacity	$ 3,000,000,000.0						$ 3,000,000,000.0
Unsecured Debt | Delayed-Draw Term Loan Credit Facility | London Interbank Offered Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate							1.125%
Unsecured Debt | Delayed-Draw Term Loan Credit Facility | London Interbank Offered Rate | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate								1.00%
Unsecured Debt | Delayed-Draw Term Loan Credit Facility | London Interbank Offered Rate | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate								1.25%
Unsecured Debt | Delayed-Draw Term Loan Credit Facility | Agent Bank’s Prime Rate, The Federal Funds Effective Rate Or London Interbank Offered Rate (LIBOR) | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate								0.00%
Unsecured Debt | Delayed-Draw Term Loan Credit Facility | Agent Bank’s Prime Rate, The Federal Funds Effective Rate Or London Interbank Offered Rate (LIBOR) | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate								0.25%